Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
Note F – Goodwill and Intangible Assets
Goodwill:  The change in goodwill during the year is as follows:
	Gross Carrying Amount
	2024	2023
Goodwill	$7,319	$7,319

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. During 2024, the general economic conditions that the Company operates in had trended from generally stable to improving in select markets in relation to economic development. While asset levels continued to grow and capital levels remained strong, the Company’s stock price continued to trade below book value during 2023 and 2024. Given that the Company’s stock is thinly traded and has institutional ownership of less than 10%, the market price may not always be reflective of actual value.  Furthermore, the Company’s stock price to book will typically trend below peers due to carrying higher capital levels than peers. Due to these factors, management could not conclude that evidence provided by a qualitative assessment would support that it is more likely than not that the fair value of goodwill is more than the carrying amount. Therefore, the Company proceeded to complete the quantitative impairment test using November 30, 2024 as the measurement date.

The quantitative impairment test includes comparing the carrying value of the reporting unit, including the existing goodwill and intangible assets, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, a goodwill impairment charge is recorded for the amount in which the carrying value of the reporting unit exceeds the fair value of the reporting unit, up to the amount of goodwill attributed to the reporting unit. After performing the quantitative testing, it was determined that the reporting unit’s fair value exceeded the reporting unit’s carrying value, as of November 30, 2024, resulting in no impairment for the year ended December 31, 2024.

At December 31, 2023, the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that fair value of the reporting unit exceeded its carrying value, including goodwill.  The qualitative assessment indicated that it is more likely than not that fair value of goodwill is more than the carrying value, resulting in no impairment for the year ended December 31, 2023. Therefore, the Company did not proceed to step one of the annual goodwill impairment testing requirement.

Acquired intangible assets:  Acquired intangible assets were as follows at year-end:

	2024		2023
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$738	$738	$738	$730

Aggregate amortization expense was $8 for 2024 and $21 for 2023.